200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-9197

Email: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Chief Counsel

June 6, 2022

VIA EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)

Separate Account A - File No. 811-4834

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for John Hancock Life Insurance Company

(U.S.A.) Separate Account A (“Registrant”) relating to the Accumulation Variable Universal Life 2021 Core (“AVUL 21 Core”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the

“Depositor”).

The purpose of this filing is to add the AVUL 21 Core prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain a separate 1933 Act file number for the separate account interests offered through each prospectus.

Background of Enclosed Filings

The AVUL 21 Core policy and prospectus is similar to the John Hancock USA Accumulation Variable Universal Life 2021 (“AVUL 21”) policy and prospectus. The separate account interests under the AVUL 21 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-254210, and the registration was declared effective on July 21, 2021. The AVUL21 prospectus was subsequently updated and filed effective April 25, 2022 to make the format and disclosure changes required to comply with the recent amendments to the Form N-6 registration statement requirements. The principal material differences between the AVUL 21 and AVUL 21 Core products and prospectuses are:

(i)	Removal of disclosure related to indexed accounts; and

(ii)	Addition of disclosure related to a new Accelerated Death Benefit for Chronic Illness Rider

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy as needed, and adding the audited fiscal year end 2021 financial statements for the Registrant and the Depositor. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

We hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the Tom Lauerman at (202) 965-8156 or Jamie Bigayer at (305) 530-4021.

Thank you.

Sincerely,

/s/ James C. Hoodlet

Enclosure

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